PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 9,549,456		$ 7,892,594	$ 5,692,010
Less: Accumulated Depreciation	(3,358,497)		(3,096,212)	(2,237,791)
Total Property and Equipment, Net	6,190,959		4,796,382	3,454,219
Estimated total cost to complete the construction in progress	1,500,000		1,500,000
Depreciation expense	262,285	$ 216,395	858,421	732,552
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,725,713		2,725,713	971,558
Vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,823,472		2,823,472	2,823,473
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,049,685		1,983,215	1,330,185
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 1,950,586		$ 360,194	$ 566,794